REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2021
Temporary Equity Disclosure [Abstract]
Redeemable Noncontrolling Interest
The following table presents the changes in redeemable NCI for each of the years ended December 31, 2021 and December 31, 2020:

Amount
(U.S. Dollars in thousands)
Balance as of December 31, 2019	$30,891
Share of net income	4,500
Share of items recognized in other comprehensive income (loss)	(1,190)
Dividends paid to redeemable noncontrolling interest holders	(6,444)
Acquired redeemable noncontrolling interest	(4,331)
Accretion to redemption value recognized in additional paid-in capital	7,606
Foreign exchange impact	(715)
Balance as of December 31, 2020	30,317
Share of net income	3,304
Share of items recognized in other comprehensive income (loss)	(1,054)
Dividends paid to redeemable noncontrolling interest holders	(5,972)
Accretion to redemption value recognized in additional paid-in capital	6,332
Foreign exchange impact	(151)
Balance as of December 31, 2021	$32,776